UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ];  Amendment Number: ______

This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Courage Capital Management, LLC
Address:  4400 Harding Road, Suite 503
          Nashville, TN  37205-2290

Form 13F File Number:    28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:     Richard C. Patton
Title:    Chief Manager
Phone:    615-369-0110

Signature, Place and Date of Signing:

/S/ Richard C. Patton       Nashville, TN         May 15, 2009
----------------------      -------------         ------------
[Signature]                 [City, State]         [Date]

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:        0
                                          -------
Form 13F Information Table Entry Total:   19
                                          -------
Form 13F Information Table Value Total:   $88,653
                                          -------
                                         (thousands)
List of Other Included Managers:  Not Applicable

                                                   FORM 13F INFORMATION TABLE

                                                                 VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ---- ------ ----
American Water Works Ord Shs         Common           030420103     7532   391500 SH       DEF (1)             X      0    0
Amsurg Corp Ord Shs                  Common           03232P405     2378   150000 SH       DEF (1)             X      0    0
BAXTER INTERNATIONAL INC             Common           071813109       71     1389 SH       DEF (1)             X      0    0
BERKSHIRE HATHAWAY INC DEL CL B      Common           084670207       20        7 SH       DEF (1)             X      0    0
BILL BARRETT 5.00% 03/15/28 CVT      Note             06846NAA2     4748  6000000 PRN      DEF (1)             X      0    0
CHARMING SHOPPES 1.13%               Note             161133AE3      289  1000000 PRN      DEF (1)             X      0    0
05/01/14 SR:B CVT
Correct Cp Amer Ord Shs              Common           22025Y407     4747   370600 SH       DEF (1)             X      0    0
Fidelity National Information        Common           31620M106     4550   250000 SH       DEF (1)             X      0    0
Services Ord Shs
FPL Group Ord Shs                    Common           302571104    12684   250021 SH       DEF (1)             X      0    0
INGRAM MICRO INC CL A                Common           457153104    13904  1100000 SH       DEF (1)             X      0    0
JETBLUE AIRWAYS 3.75% 03/15/35 CVT   DBCV             477143AC5     2610  3000000 PRN      DEF (1)             X      0    0
Johnson & Johnson Jan 2010 Cell      Option           478160104     2630    50000 SH  CALL DEF (1)             X      0    0
Market Vectors Gold Miners ETF       Common           57060u100     3319    90000 SH       DEF (1)             X      0    0
Skilled Healthcare Group Ord         Common           83066R107      495    60300 SH       DEF (1)             X      0    0
Shs Class A
StreetTRACKS Gld ETF                 Common           78463V107     5316    58887 SH       DEF (1)             X      0    0
USEC 3.00% 10/01/14 CVT              Note             90333EAC2     6340 11500000 PRN      DEF (1)             X      0    0
Wellpoint Ord Shs                    Common           94973V107     8543   225000 SH       DEF (1)             X      0    0
WJJ Jan0 10.0 C (Underlying:         Option           477143101      730   200000 SH  CALL DEF (1)             X      0    0
JETBLUE AIRWAYS ORD)
Wyeth Ord Shs                        Common           983024100     7747   180000 SH       DEF (1)             X      0    0


(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.